Marketable Securities - Held-to-maturity Securities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Amortized Cost	$ 304,481		$ 68,851
Gross Unrealized Gains	21
Gross Unrealized Losses	(8)		(17)
Estimated Fair Value	304,494	$ 0	68,834
Commercial Paper
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Amortized Cost	142,377
Gross Unrealized Losses	(5)
Estimated Fair Value	142,372
US Government Debt Securities [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Amortized Cost	146,647		68,851
Gross Unrealized Gains	21
Gross Unrealized Losses			(17)
Estimated Fair Value	146,668		$ 68,834
Corporate Debt Securities
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Amortized Cost	15,457
Gross Unrealized Losses	(3)
Estimated Fair Value	$ 15,454